Related-Party Transactions (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Revenue from contracts	$ 4,764,000,000	$ 4,511,000,000	$ 4,347,000,000
Sempra Texas Holdings [Member]
Related Party Transaction [Line Items]
Payments for tax work	$ 116,000	119,000	109,000
Sempra Texas Holdings [Member] | Sharyland Distribution & Transmission Services (SDTS) [Member]
Related Party Transaction [Line Items]
Percentage of membership interest owned by non-controlling owners	50.00%
Sharyland Distribution & Transmission Services (SDTS) [Member]
Related Party Transaction [Line Items]
Revenue from contracts	$ 10,000,000	13,000,000	9,000,000
Substation monitoring and switching services	$ 592,000	$ 629,000	$ 303,000